UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

888-468-6473

Richard J. Berthy, President

Trudance L.C. Bakke, Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1. Schedule of Investments.

WINTERGREEN FUND, INC

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Industry
Security Description	Country	Shares	Cost	Fair Value

Common Stocks - 88.7%
Beverages - 2.4%
The Coca-Cola Company	United States	1,013,732	$28,863,370	$38,450,855

Capital Markets - 4.6%
Franklin Resources Inc.	United States	589,352	55,769,490	73,710,255

Diversified Financial Services - 0.4%
BM&F Bovespa SA	Brazil	1,099,061	7,614,524	6,619,576

Food Products - 3.4%
Nestlé SA	Switzerland	857,976	34,589,299	54,096,732

Hotels, Restaurants & Leisure - 8.5%
Genting Bhd	Malaysia	14,450,378	32,123,394	41,178,731
Genting Malaysia Bhd	Malaysia	54,401,995	65,330,020	62,295,757
McDonald’s Corp.	United States	104,334	5,851,162	9,572,645
SJM Holdings Ltd.	Hong Kong	5,903,564	13,656,752	12,836,400
Wynn Macau Ltd.	Macau	3,522,003	9,237,219	9,515,797

			126,198,547	135,399,330

Industrial Conglomerates - 9.0%
Jardine Matheson Holdings Ltd.	Hong Kong	2,522,195	57,627,944	143,512,896

Insurance - 6.4%
Berkshire Hathaway Inc., Class B(a)(b)	United States	927,184	70,899,572	81,777,629
Fairfax Financial Holdings Ltd.	Canada	50,315	20,554,162	19,434,559

			91,453,734	101,212,188

Internet Software & Services - 1.4%
Google Inc., Class A(a)	United States	30,094	16,460,522	22,705,923

IT Services - 4.0%
MasterCard Inc., Class A	United States	141,201	38,151,979	63,749,427

Machinery - 4.1%
Schindler Holding AG-PC	Switzerland	522,668	33,151,660	64,242,872

Metals & Mining - 3.0%
Anglo American plc	United Kingdom	1,329,000	61,219,279	38,994,187
Glencore International plc	Switzerland	1,204,163	7,853,296	6,671,538
Witwatersrand Consolidated Gold Resources Ltd.(a)	South Africa	872,691	15,233,090	2,070,845

			84,305,665	47,736,570

Oil, Gas & Consumable Fuels - 6.3%
Birchcliff Energy Ltd. (a)	Canada	5,905,042	48,514,127	39,883,510
Canadian Natural Resources Ltd.	Canada	1,947,916	65,577,293	60,095,913

			114,091,420	99,979,423

Real Estate Management & Development - 2.6%
Consolidated-Tomoka Land Co.(c)	United States	1,232,334	54,951,483	40,531,465

Road & Rail - 0.7%
Norfolk Southern Corp.	United States	159,828	10,271,549	10,169,856

Textiles, Apparel & Luxury Goods - 9.8%
Compagnie Financiere Richemont SA	Switzerland	1,038,288	39,704,782	62,264,160
Swatch Group AG, Br	Switzerland	184,025	49,220,292	73,414,333
Swatch Group AG, Reg	Switzerland	288,249	24,337,394	20,028,785

			113,262,468	155,707,278

Tobacco - 22.1%
Altria Group Inc.	United States	2,315,323	67,149,888	77,308,635
British American Tobacco plc	United Kingdom	1,834,526	56,445,118	94,189,536
Imperial Tobacco Group plc	United Kingdom	1,807,671	61,543,411	66,904,289
Philip Morris International Inc.	United States	710,389	38,761,329	63,892,387
Reynolds American Inc.	United States	1,127,414	36,893,653	48,862,123

			260,793,399	351,156,970

Total Common Stocks			1,127,557,053	1,408,981,616

Short-Term Investments - 11.0%
U.S. Treasury Obligations - 11.0%		Principal

United States Treasury Bills	United States
Maturity Date: 12/13/2012, Yield to Maturity 0.10%		$26,240,000	26,234,707		26,235,749
Maturity Date: 01/10/2013, Yield to Maturity 0.11%		19,580,000	19,574,093		19,575,614
Maturity Date: 02/07/2013, Yield to Maturity 0.15%		24,145,000	24,131,709		24,136,356
Maturity Date: 03/07/2013, Yield to Maturity 0.18%		8,370,000	8,363,479		8,365,346
Maturity Date: 04/04/2013, Yield to Maturity 0.16%		9,205,000	9,197,239		9,198,621
Maturity Date: 05/02/2013, Yield to Maturity 0.17%		8,805,000	8,796,146		8,797,322
Maturity Date: 05/30/2013, Yield to Maturity 0.17%		8,175,000	8,165,596		8,166,940
Maturity Date: 06/27/2013, Yield to Maturity 0.18%		9,170,000	9,157,669		9,159,730
Maturity Date: 07/25/2013, Yield to Maturity 0.16%		48,120,000	48,054,734		48,059,513
Maturity Date: 08/22/2013, Yield to Maturity 0.16%		13,440,000	13,420,727		13,421,520

Total U.S. Treasury Obligations			175,096,099		175,116,711

Total Short-Term Investments			175,096,099		175,116,711

Total Investments - 99.7%			$1,302,653,152	*	$1,584,098,327

Other Assets in Excess of Liabilities - 0.3%					4,722,816

Net Assets - 100.0%					$1,588,821,143

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security was segregated for forward currency contracts.
(c)	Affiliated Issuer. See Note 3.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Selected Abbreviations

Br	Bearer
PC	Participation Certificate
Reg	Registered

* Cost for Federal income tax purposes as of September 30, 2012 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$369,126,066
Gross Unrealized Depreciation	(87,680,891)

Net Unrealized Appreciation	$281,445,175

STATEMENT OF FORWARD CURRENCY CONTRACTS

As of September 30, 2012, the Fund had the following forward currency contracts outstanding, which are indicative of the activity during the period:

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
15,100,000 CAD	10/30/2012	SVEN	$14,983,504	$15,348,841	$(365,337)
12,100,000 CAD	3/11/2013	CITI	11,643,684	12,260,309	(616,625)
39,000,000 CAD	4/22/2013	SVEN	38,464,573	39,473,780	(1,009,207)

Net Value of CAD Contracts			65,091,761	67,082,930	(1,991,169)

To sell:
60,500,000 CHF	10/30/2012	CITI	66,118,051	64,367,842	1,750,209
69,000,000 CHF	2/04/2013	SVEN	75,890,893	73,544,263	2,346,630
To buy:
6,300,000 CHF	10/30/2012	CITI	(6,562,842)	(6,702,767)	139,925

Net Value of CHF Contracts			135,446,102	131,209,338	4,236,764

To sell:
36,000,000 GBP	3/11/2013	CITI	55,529,280	58,102,605	(2,573,325)
30,000,000 GBP	6/19/2013	CITI	48,624,300	48,401,956	222,344

Net Value of GBP Contracts			104,153,580	106,504,561	(2,350,981)

Net Value of Outstanding Forward Currency Contracts			$304,691,443	$304,796,829	$(105,386)

Currencies:	Counterparties:
CAD = Canadian Dollar	CITI = Citibank NA
CHF = Swiss Franc	SVEN = Svenska Handelsbanken
GBP = British Pound
USD = U.S. Dollars

Notes to Statement of Investments

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and the Investor Class inception date was October 17, 2005. The Institutional Class inception date was December 30, 2011. The Institutional Class shares do not have a distribution fee. The Fund is authorized to issue 500,000,000 shares of beneficial interest with $0.001 per share par value of Investor Class shares and 500,000,000 shares of beneficial interest with $0.001 per share par value of Institutional Class shares. The Fund seeks capital appreciation and may invest in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund:

Security Valuation — The Fund calculates the net asset value per share of each class on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE; normally 4:00 pm Eastern Time. Portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price for securities that are traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) or, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from a market in which the security is traded are used. For an option, the last reported sale price on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. Money market instrument investments with less than 60 days to maturity are valued at amortized cost, which approximates fair value.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”), and carried out by the appointed Valuation Committee, when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s investment manager; or 3) securities are determined to be illiquid. As of September 30, 2012, the Fund did not hold any illiquid securities or securities valued at fair value by the Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

- Level 1 - unadjusted quoted prices in active markets for identical assets

- Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Pursuant to the Fund’s security valuation procedures noted previously, equity securities (foreign or domestic) that are actively traded on a securities exchange are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter- broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are fair valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information, and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Fund’s Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of September 30, 2012:

Assets	Level 1	Level 2		Level 3	Total
Common Stocks*	$1,406,910,771	$2,070,845	#	$-	$1,408,981,616
Short-Term Investments	-	175,116,711		-	175,116,711

Total Investments in Securities	$1,406,910,771	$177,187,556		$-	$1,584,098,327

Forward Currency Contracts^	$-	$4,459,108		$-	$4,459,108

Liabilities
Forward Currency Contracts^	$-	$(4,564,494)		$-	$(4,564,494)

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.
^	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.
#	The common stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Metals & Mining	$2,070,845

The Fund’s policy is to disclose transfers between all levels based on valuations at the end of the reporting period. As of September 30, 2012 there were no transfers made between levels compared to the valuation input levels on December 31, 2011.

Security Transactions — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates).

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency transactions on the Statement of Operations within the Fund’s Annual Report and Semi-Annual Report.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Forward Currency Contracts — During the period ended September 30, 2012, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report. Realized and unrealized gains and losses are included in the Statement of Operations within the Fund’s

Annual Report and Semi-Annual Report.

Use of Estimates — This Statement of Investments is prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

Note 3. Affiliated Issuers

Under section 2(a)(3) of the Act, an investment company is defined as being affiliated if it owns five percent or more of a company’s outstanding voting stock. Investments in affiliated companies for the Fund as of September 30, 2012, are shown below:

Name of issuer	Number of shares held at December 31, 2011	Gross additions	Gross reductions	Number of shares held at September 30, 2012	Fair value at September 30, 2012	Investment income	Realized capital gain/loss
Consolidated-Tomoka Land Co.	777,024	455,310	-	1,232,334	$40,531,465	$15,540	$0

Note 4. Disclosures about Derivative Instruments and Hedging Activities

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Market and Credit Risks — Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments with the same counterparty. The Fund’s investment manager is responsible for determining the value of the underlying collateral. As of September 30, 2012, there was no underlying collateral held by the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report.

Note 5. Forward Currency Contracts

Forward Currency Contracts — A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the investment manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report.

Note 6. Subsequent Events

Subsequent Events — In preparing this Statement of Investments, Fund management has evaluated events and transactions for potential recognition or disclosure through the date this Statement of Investments was issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s Statement of Investments through this date.

THE STATEMENT OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wintergreen Fund, Inc.

By (Signature and Title)                 /s/ Richard J. Berthy

Richard J. Berthy, President

Date November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Richard J. Berthy

Richard J. Berthy, President

Date November 19, 2012

By (Signature and Title)                /s/ Trudance L.C. Bakke

Trudance L.C. Bakke, Treasurer

Date November 19, 2012